NET OPERATING REVENUE (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of disaggregation of net operating revenue [line items]
Construction revenue	R$ 782,068	R$ 1,165,611	R$ 1,011,518
Financial - Return on Investment - RBSE	977,851	1,086,578	1,122,643
Other revenues	2,060,479	2,450,329	1,484,431
Gross operating and other revenue	45,990,256	70,987,912	43,225,876
(-) Deductions from Operating Revenue
(-) ICMS	(2,249,541)	(4,000,750)	(3,877,677)
(-) PASEP and COFINS	(3,724,863)	(3,642,892)	(4,108,891)
(-) Sector charges	(1,986,659)	(2,983,323)	(2,721,655)
(-) Other Deductions (including ISS)	(153,169)	(44,944)	(336,810)
Total deduction from operating revenue	(8,114,232)	(10,671,909)	(11,045,033)
NET OPERATING REVENUE	37,876,024	60,316,003	32,180,843
Amount recognized under Financial - Income Return on Investment		28,600,553
Generation
Disclosure of disaggregation of net operating revenue [line items]
Power supply for distribution companies	14,698,137	12,885,622	12,310,243
Power supply for end consumers	2,554,279	2,945,506	3,571,809
Short-Term Electric Power	1,006,114	927,183	1,141,120
Revenue from operation and maintenance of renewed concessions	2,198,347	2,178,699	1,882,637
Construction revenue	52,836	41,316	148,403
Financial effect of Itaipu	626,135	(346,638)	234,425
Total gross revenue	21,135,848	18,631,688	19,288,637
Transmission
Disclosure of disaggregation of net operating revenue [line items]
Revenue from operation and maintenance of renewed lines	3,132,349	2,735,999	2,504,239
Revenue from operation and maintenance	265,471	239,691	191,372
Construction revenue	917,447	1,174,703	2,077,616
Financial - Return on Investment	1,139,816	805,708	838,087
Financial - Return on Investment - RBSE	4,922,827	28,600,553
Total gross revenue	10,377,910	33,556,654	5,611,314
(-) Deductions from Operating Revenue
NET OPERATING REVENUE	4,922,827
Distribution
Disclosure of disaggregation of net operating revenue [line items]
Power supply for end consumers	9,467,631	15,208,202	14,835,424
Short-Term Electric Power	724,961	314,833	670,432
Construction revenue	782,068	1,165,611	1,011,518
CVA and other financial components	1,441,359	(339,405)	324,120
Total gross revenue	R$ 12,416,019	R$ 16,349,241	16,841,494
(-) Deductions from Operating Revenue
NET OPERATING REVENUE			R$ 12,133,000